Contract Assets and Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Contract Assets And Liabilities [Abstract]
Contract Assets and Liabilities
6.	Contract Assets and Liabilities
The components of contract assets and contract liabilities consisted of the following:

	September 30, 2021	December 31, 2020
	(in thousands)
Contract assets - current
Unbilled revenue	$649	$749
Other contract assets	1,664	3,047

Total contract assets - current	$2,313	$3,796

Contract liabilities - current
Deferred revenue - short-term	$14,199	$14,030
Other contract liabilities	254	507

Total contract liabilities - current	$14,453	$14,537

Contract liabilities - long-term	$—	$—
Deferred revenue - long-term	683	2,559

Total contract liabilities - long-term	$683	$2,559

Deferred revenue and other contract liabilities are reported as contract liabilities in the accompanying unaudited condensed consolidated balance sheets. Contract liabilities include payments received and billings made in advance of the satisfaction of performance obligations under the contract and are realized when the associated revenue is recognized under the contract. Contract assets include (i) unbilled revenue, which is the amount of revenue recognized in excess of the amount billed to customers, where the rights to payment are not just subject to the passage of time; and (ii) costs incurred to fulfill contract obligations. Other contract assets and other contract liabilities primarily relate to contract commissions on customer contracts.
Changes in short-term and long-term contract assets and contract liabilities reported as of January 1, 2021 were as follows:

	Contract Assets	Contract Liabilities
	(in thousands)
Balance as of January 1, 2021	$3,796	$17,096
Reclassification of the beginning contract liabilities to revenue	—	(8,375)
Cash payments in advance of revenue recognition	—	8,268
Reclassification of the beginning contract assets to receivables	(740)	—
Cumulative catch-up adjustment arising from changes in estimates of transaction price	—	(1,663)
Changes of contract costs	(743)	(190)

Balance as of September 30, 2021	$2,313	$15,136

5.	Contract Assets and Liabilities
The components of contract assets and contract liabilities consist of the following:

	December 31,
	2020	2019
	(in thousands)
Contract assets - current
Unbilled revenue	$749	$—
Contract assets	3,047	—

Total contract assets - current	$3,796	$—

Contract liabilities - current
Deferred revenue - short-term	$14,030	$7,952
Contract liabilities	507	—

Total contract liabilities - current	$14,537	$7,952

Contract liabilities - long-term
Deferred revenue - long-term	2,559	—

Total contract liabilities - long-term	$2,559	$—

Contract Liabilities
Contract liabilities are recorded as deferred revenue and contract cost liabilities on the accompanying consolidated balance sheets and include payments received in advance of performance obligations under the contract and are realized when the associated revenue is recognized under the contract. Changes in short-term contract liabilities as of January 1, 2020 were as follows:

Balance on January 1, 2020	8,166
Revenue recognized	(14,656)
Increase due to billings	21,027

Balance on December 31, 2020	$14,537

All of the $8.2 million short-term contract liabilities balance outstanding as of January 1, 2020 was recognized by December 31, 2020. The December 31, 2020 contract liabilities balance of $14.5 million will be earned as services and products are transferred to the customers, and the entire balance is expected to be earned within the next twelve months.